Quarterly Report
May 31, 2020
MFS®  Blended Research®
International Equity Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Airlines – 0.5%
Air Canada (a)	89,244	$1,030,599
Malaysia Airports Holdings Berhad	504,600	580,333
		$1,610,932
Alcoholic Beverages – 0.8%
China Resources Beer Holdings Co. Ltd.	176,000	$932,052
Kweichow Moutai Co. Ltd., “A”	7,360	1,407,604
		$2,339,656
Apparel Manufacturers – 2.4%
Burberry Group PLC	44,344	$823,592
LVMH Moet Hennessy Louis Vuitton SE	15,825	6,626,881
		$7,450,473
Automotive – 4.7%
Bridgestone Corp.	51,600	$1,711,467
D'Ieteren S.A.	29,203	1,755,202
Kia Motors Corp.	33,543	927,650
Koito Manufacturing Co. Ltd.	18,200	770,393
Magna International, Inc.	92,081	3,883,977
PSA Peugeot Citroen S.A. (a)	141,342	2,023,118
Stanley Electric Co. Ltd.	64,600	1,568,801
USS Co. Ltd.	56,000	975,177
Weichai Power Co. Ltd., “H”	565,000	978,172
		$14,593,957
Brokerage & Asset Managers – 1.3%
ASX Ltd.	18,379	$1,080,251
IG Group Holdings PLC	309,765	2,937,971
		$4,018,222
Business Services – 1.3%
CGI, Inc. (a)	8,990	$573,202
Infosys Ltd.	62,052	567,047
Itochu Corp.	100,700	2,156,957
Thomson Reuters Corp.	11,722	789,594
		$4,086,800
Chemicals – 0.7%
Mitsubishi Chemical Holdings Corp.	380,500	$2,237,945
Computer Software – 0.7%
Check Point Software Technologies Ltd. (a)	18,963	$2,079,672
Computer Software - Systems – 4.3%
Chinasoft International Ltd. (a)	1,676,000	$834,594
Fujitsu Ltd.	49,100	5,053,642
Hitachi Ltd.	158,600	5,081,024
NICE Systems Ltd., ADR (a)	13,360	2,486,830
		$13,456,090
Construction – 1.0%
Anhui Conch Cement Co. Ltd.	304,500	$2,280,362
Techtronic Industries Co. Ltd.	110,000	946,526
		$3,226,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.3%
Essity AB (a)	115,400	$3,818,710
L'Oréal	11,790	3,442,556
		$7,261,266
Consumer Services – 1.7%
Carsales.com Ltd.	206,918	$2,227,427
Moneysupermarket.com Group PLC	563,095	2,382,516
TUI AG (l)	144,746	788,042
		$5,397,985
Containers – 0.8%
Brambles Ltd.	323,432	$2,509,392
Electrical Equipment – 2.9%
Legrand S.A.	37,123	$2,536,124
Schneider Electric SE	65,833	6,567,635
		$9,103,759
Electronics – 4.8%
Hoya Corp.	10,200	$956,205
Samsung Electronics Co. Ltd.	162,124	6,637,076
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	144,087	7,251,899
		$14,845,180
Energy - Independent – 0.1%
CNOOC Ltd.	388,000	$431,973
Energy - Integrated – 3.8%
BP PLC	726,953	$2,760,450
China Petroleum & Chemical Corp.	6,014,000	2,785,301
Eni S.p.A.	151,221	1,371,722
Galp Energia SGPS S.A., “B”	162,041	1,936,224
LUKOIL PJSC, ADR	40,015	3,012,730
		$11,866,427
Engineering - Construction – 0.3%
Bouygues S.A. (a)	29,273	$899,456
Entertainment – 0.8%
CTS Eventim AG (a)	56,384	$2,553,635
Food & Beverages – 3.0%
AVI Ltd.	232,007	$955,976
Ezaki Glico Co. Ltd.	16,500	797,116
JBS S.A.	344,509	1,418,373
Nestle S.A.	50,450	5,462,189
WH Group Ltd.	713,000	614,441
		$9,248,095
Food & Drug Stores – 2.2%
Seven & I Holdings Co. Ltd.	93,200	$3,186,317
Tesco PLC	627,597	1,776,003
Wesfarmers Ltd.	68,863	1,853,008
		$6,815,328
Furniture & Appliances – 0.5%
Howden Joinery Group PLC	217,900	$1,593,188

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.4%
Flutter Entertainment PLC	8,526	$1,091,233
General Merchandise – 0.4%
Bim Birlesik Magazalar A.S.	139,244	$1,327,784
Health Maintenance Organizations – 0.2%
Qualicorp S.A.	144,600	$642,751
Insurance – 4.7%
Aegon N.V.	189,098	$508,320
Aviva PLC	327,302	1,006,953
BB Seguridade Participacoes S.A.	314,300	1,488,954
China Pacific Insurance Co. Ltd.	861,600	2,367,552
Fairfax Financial Holdings Ltd.	3,292	914,472
Manulife Financial Corp. (l)	267,426	3,321,338
Zurich Insurance Group AG	15,768	5,101,606
		$14,709,195
Internet – 3.4%
Alibaba Group Holding Ltd., ADR (a)	14,184	$2,941,620
NAVER Corp.	13,204	2,409,547
NetEase.com, Inc., ADR	7,108	2,721,653
Tencent Holdings Ltd.	49,000	2,594,285
		$10,667,105
Machinery & Tools – 2.8%
Atlas Copco AB, “A”	102,797	$4,047,679
Doosan Bobcat, Inc.	107,847	2,063,849
Epiroc AB, “A”	237,322	2,645,322
		$8,756,850
Major Banks – 6.7%
ABSA Group Ltd.	284,403	$1,321,362
Banco do Brasil S.A.	146,000	843,776
Bank of China Ltd.	2,620,000	956,537
BNP Paribas (a)	47,800	1,724,140
BOC Hong Kong Holdings Ltd.	370,500	1,032,420
China Construction Bank	5,108,000	4,013,123
Industrial & Commercial Bank of China, “H”	1,435,000	925,627
National Australia Bank Ltd.	299,638	3,557,078
Nedbank Group Ltd.	111,249	629,639
Sumitomo Mitsui Financial Group, Inc.	129,300	3,739,503
Toronto-Dominion Bank	27,496	1,177,844
UBS Group AG	96,036	1,034,839
		$20,955,888
Medical & Health Technology & Services – 0.3%
Eurofins Scientific SE	1,567	$1,061,387
Medical Equipment – 1.4%
Olympus Corp.	247,700	$4,298,489
Metals & Mining – 2.7%
Anglo American PLC	32,731	$692,432
Fortescue Metals Group Ltd.	383,746	3,555,423
POSCO	8,892	1,299,569
Rio Tinto PLC	56,112	3,007,650
		$8,555,074

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.7%
Pembina Pipeline Corp.	85,201	$2,128,710
Network & Telecom – 0.5%
VTech Holdings Ltd.	250,100	$1,508,376
Other Banks & Diversified Financials – 4.6%
Bancolombia S.A., ADR	38,098	$985,214
DBS Group Holdings Ltd.	269,300	3,711,262
Intesa Sanpaolo S.p.A. (a)	2,059,484	3,572,233
ORIX Corp.	220,200	2,917,760
Sberbank of Russia PJSC, ADR	229,722	2,611,340
Shriram Transport Finance Co. Ltd.	55,229	418,000
		$14,215,809
Pharmaceuticals – 8.7%
Ajanta Pharma Ltd.	29,859	$601,770
Bayer AG	65,401	4,368,599
Kyowa Kirin Co. Ltd.	54,500	1,476,647
Novartis AG	78,371	6,793,951
Novo Nordisk A.S., “B”	76,844	5,009,991
Roche Holding AG	25,614	8,891,232
		$27,142,190
Precious Metals & Minerals – 0.3%
Impala Platinum Holdings Ltd. (l)	152,213	$1,021,386
Printing & Publishing – 1.7%
Transcontinental, Inc., “A”	169,027	$1,469,480
Wolters Kluwer N.V.	46,644	3,727,025
		$5,196,505
Railroad & Shipping – 0.7%
East Japan Railway Co.	8,100	$634,661
Sankyu, Inc.	40,100	1,634,192
		$2,268,853
Real Estate – 3.1%
Aldar Properties PJSC	2,500,734	$1,177,809
Concentradora Fibra Danhos S.A. de C.V., REIT	954,164	881,680
Daiwa House Industry Co. Ltd.	152,400	3,779,441
Longfor Properties Co. Ltd.	844,500	3,824,028
		$9,662,958
Restaurants – 0.6%
Alsea S.A.B. de C.V. (a)	550,991	$465,899
Greggs PLC	60,011	1,374,218
		$1,840,117
Specialty Chemicals – 2.4%
Akzo Nobel N.V.	24,014	$1,971,093
L'Air Liquide S.A.	11,086	1,508,625
Nitto Denko Corp.	17,100	924,410
Orbia Advance Corp. S.A.B. de C.V.	534,269	784,014
PTT Global Chemical PLC	892,000	1,205,784
Superior Plus Corp.	165,334	1,134,769
		$7,528,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.3%
K's Holdings Corp.	67,700	$866,299
Ryohin Keikaku Co. Ltd.	48,900	738,635
Vipshop Holdings Ltd., ADR (a)	139,025	2,410,693
		$4,015,627
Telecommunications - Wireless – 3.5%
Advanced Info Service Public Co. Ltd.	225,600	$1,340,409
KDDI Corp.	180,700	5,254,534
Vodafone Group PLC	2,575,629	4,251,419
		$10,846,362
Telephone Services – 0.9%
Hellenic Telecommunications Organization S.A.	191,835	$2,695,903
Tobacco – 2.6%
British American Tobacco PLC	118,208	$4,674,763
Japan Tobacco, Inc.	169,900	3,367,437
		$8,042,200
Utilities - Electric Power – 2.2%
Algonquin Power & Utilities Corp.	99,237	$1,389,613
Iberdrola S.A.	279,962	3,021,651
NTPC Ltd.	1,899,517	2,458,040
		$6,869,304
Total Common Stocks		$304,675,070
Preferred Stocks – 0.6%
Electronics – 0.4%
Samsung Electronics Co. Ltd.	33,498	$1,159,021
Utilities - Electric Power – 0.2%
Companhia Paranaense de Energia	70,000	$830,351
Total Preferred Stocks		$1,989,372
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.19% (v)	5,496,274	$5,496,824
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13% (j)	365,656	$365,656

Other Assets, Less Liabilities – (0.2)%		(545,277)
Net Assets – 100.0%		$311,981,645
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,496,824 and $307,030,098, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$54,127,052	$—	$—	$54,127,052
China	32,405,176	—	—	32,405,176
United Kingdom	2,382,516	25,686,681	—	28,069,197
Switzerland	—	27,283,817	—	27,283,817
France	—	26,389,922	—	26,389,922
Canada	17,813,598	—	—	17,813,598
Australia	14,782,579	—	—	14,782,579
South Korea	14,496,712	—	—	14,496,712
Sweden	—	10,511,711	—	10,511,711
Other Countries	45,797,131	34,987,547	—	80,784,678
Mutual Funds	5,862,480	—	—	5,862,480
Total	$187,667,244	$124,859,678	$—	$312,526,922
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At May 31, 2020, the value of securities loaned was $715,225. These loans were collateralized by cash of $365,656 and U.S. Treasury Obligations (held by the lending agent) of $459,161.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,436,778	$64,178,016	$63,117,166	$(555)	$(249)	$5,496,824
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$40,359	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
Japan	17.3%
China	10.4%
United Kingdom	9.0%
Switzerland	8.7%
France	8.5%
Canada	5.7%
Australia	4.7%
South Korea	4.6%
Sweden	3.4%
Other Countries	27.7%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.